UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and defense (6.2%)

Embraer SA ADR (Brazil)(S)	5,514	$192,604

European Aeronautic Defence and Space Co. NV (France)	7,928	419,654

General Dynamics Corp.	32,021	2,368,273

Honeywell International, Inc.	33,051	2,430,571

L-3 Communications Holdings, Inc.	36,148	2,937,025

Northrop Grumman Corp.	32,808	2,484,878

Precision Castparts Corp.	2,274	434,993

Raytheon Co.	9,199	564,635

Rockwell Collins, Inc.(S)	7,801	490,839

United Technologies Corp.	20,909	1,908,783

		14,232,255
Air freight and logistics (0.5%)

FedEx Corp.	3,124	293,687

United Parcel Service, Inc. Class B	10,211	876,512

		1,170,199
Auto components (0.6%)

Johnson Controls, Inc.	30,775	1,077,433

TRW Automotive Holdings Corp.(NON)	3,966	238,238

		1,315,671
Automobiles (0.6%)

Ford Motor Co.	81,636	1,119,230

General Motors Co.(NON)	7,385	227,753

		1,346,983
Beverages (2.1%)

Beam, Inc.	23,954	1,550,063

Coca-Cola Enterprises, Inc.	42,535	1,558,057

Dr. Pepper Snapple Group, Inc.	20,037	978,407

PepsiCo, Inc.	10,042	828,164

		4,914,691
Biotechnology (2.0%)

Amgen, Inc.	8,713	907,982

Celgene Corp.(NON)	17,320	2,044,972

Gilead Sciences, Inc.(NON)	32,962	1,669,196

		4,622,150
Building products (0.5%)

Fortune Brands Home & Security, Inc.(NON)	23,948	871,468

Owens Corning, Inc.(NON)	6,579	276,713

		1,148,181
Capital markets (2.7%)

Ameriprise Financial, Inc.	9,426	702,520

Blackstone Group LP (The)	28,596	587,648

Charles Schwab Corp. (The)	72,119	1,223,138

Goldman Sachs Group, Inc. (The)	3,861	563,976

Invesco, Ltd.	16,249	515,743

KKR & Co. LP	42,737	897,477

Morgan Stanley	42,843	948,972

State Street Corp.	11,492	671,937

		6,111,411
Chemicals (2.3%)

Agrium, Inc. (Canada)	2,100	192,507

Albemarle Corp.(S)	4,380	268,275

Celanese Corp. Ser. A(S)	1,570	77,574

Dow Chemical Co. (The)(S)	23,900	810,449

Eastman Chemical Co.	8,494	566,125

Huntsman Corp.	22,000	414,920

Intrepid Potash, Inc.	7,600	139,916

LyondellBasell Industries NV Class A	13,950	846,765

Monsanto Co.	13,450	1,436,729

Solvay SA (Belgium)	983	142,961

Tronox, Ltd. Class A	12,887	264,699

		5,160,920
Commercial banks (2.2%)

Comerica, Inc.(S)	2,025	73,406

Fifth Third Bancorp	19,784	336,922

PNC Financial Services Group, Inc.	2,870	194,816

Regions Financial Corp.	36,294	308,136

U.S. Bancorp	47,850	1,592,448

Wells Fargo & Co.	64,149	2,436,379

		4,942,107
Commercial services and supplies (1.0%)

ADT Corp. (The)(NON)	24,785	1,081,617

Republic Services, Inc.	8,866	302,153

Tyco International, Ltd.	30,436	977,604

		2,361,374
Communications equipment (1.5%)

Arris Group, Inc.(NON)	15,681	258,893

Cisco Systems, Inc.	64,239	1,343,880

Polycom, Inc.(NON)	5,056	53,088

Qualcomm, Inc.	29,202	1,799,427

		3,455,288
Computers and peripherals (5.3%)

Apple, Inc.	16,117	7,135,801

EMC Corp.(NON)	92,878	2,083,254

Hewlett-Packard Co.(S)	37,116	764,590

NetApp, Inc.(NON)	17,021	593,863

SanDisk Corp.(NON)	29,015	1,521,547

		12,099,055
Construction and engineering (0.1%)

KBR, Inc.	6,369	191,580

		191,580
Consumer finance (0.7%)

American Express Co.	5,340	365,309

Capital One Financial Corp.	4,625	267,233

Discover Financial Services	20,347	889,978

		1,522,520
Containers and packaging (0.4%)

MeadWestvaco Corp.	16,269	560,955

Sealed Air Corp.	13,080	289,330

		850,285
Diversified financial services (4.7%)

Bank of America Corp.	207,467	2,553,919

Citigroup, Inc.	67,567	3,152,676

CME Group, Inc.	15,720	956,719

JPMorgan Chase & Co.	84,167	4,125,025

		10,788,339
Diversified telecommunication services (2.6%)

AT&T, Inc.	69,051	2,586,650

CenturyLink, Inc.	15,437	579,968

Verizon Communications, Inc.	49,885	2,689,300

		5,855,918
Electric utilities (1.9%)

American Electric Power Co., Inc.	15,825	813,880

Duke Energy Corp.	11,450	861,040

Edison International	10,783	580,125

Exelon Corp.	2,230	83,647

FirstEnergy Corp.	17,760	827,616

NextEra Energy, Inc.	9,052	742,536

PPL Corp.	8,107	270,612

Southern Co. (The)(S)	5,171	249,397

		4,428,853
Electrical equipment (0.2%)

Eaton Corp PLC	7,119	437,178

		437,178
Energy equipment and services (2.9%)

Cameron International Corp.(NON)	3,300	203,115

FMC Technologies, Inc.(NON)	13,200	716,760

Halliburton Co.	37,100	1,586,767

McDermott International, Inc.(NON)	28,834	307,947

Nabors Industries, Ltd.	35,300	522,087

Oceaneering International, Inc.	1,900	133,323

Oil States International, Inc.(NON)	1,100	98,296

Petrofac, Ltd. (United Kingdom)	38,993	819,106

Schlumberger, Ltd.	27,200	2,024,496

SPT Energy Group, Inc. (China)	278,000	135,415

Weatherford International, Ltd.(NON)	15,500	198,245

		6,745,557
Food and staples retail (1.8%)

Costco Wholesale Corp.	4,623	501,272

CVS Caremark Corp.	9,550	555,619

Kroger Co. (The)	19,091	656,349

Wal-Mart Stores, Inc.	21,275	1,653,493

Walgreen Co.	5,883	291,267

Whole Foods Market, Inc.	4,815	425,261

		4,083,261
Food products (1.8%)

Dean Foods Co.(NON)	10	191

General Mills, Inc.	4,517	227,747

H.J. Heinz Co.	1	72

Hershey Co. (The)(S)	3,417	304,660

Hillshire Brands Co.	9,423	338,380

Hormel Foods Corp.(S)	2,298	94,838

JM Smucker Co. (The)	1,898	195,931

Kellogg Co.	6,162	400,776

Kraft Foods Group, Inc.	12,033	619,579

McCormick & Co., Inc. Class A (Non Voting Shares)	1	72

Mead Johnson Nutrition Co.	6,882	558,061

Mondelez International, Inc. Class A	34,451	1,083,484

Pinnacle Foods, Inc.(NON)(S)	6,865	163,868

Tyson Foods, Inc. Class A	4,831	118,988

		4,106,647
Health-care equipment and supplies (2.0%)

Abbott Laboratories	15,756	581,712

Baxter International, Inc.	13,166	919,908

Boston Scientific Corp.(NON)	24,943	186,823

CareFusion Corp.(NON)	8,622	288,320

Covidien PLC	12,446	794,553

Intuitive Surgical, Inc.(NON)	568	279,621

Medtronic, Inc.	7,827	365,364

St. Jude Medical, Inc.(S)	11,432	471,227

Tornier NV (Netherlands)(NON)	5,871	106,793

Zimmer Holdings, Inc.(S)	6,249	477,736

		4,472,057
Health-care providers and services (2.5%)

Aetna, Inc.	9,415	540,798

Catamaran Corp.(NON)	14,444	833,852

Emeritus Corp.(NON)	27,894	716,876

ExamWorks Group, Inc.(NON)(S)	11,777	213,164

Express Scripts Holding Co.(NON)	5,631	334,312

HealthSouth Corp.(NON)	6,436	176,990

Humana, Inc.	6,314	467,931

Laboratory Corp. of America Holdings(NON)(S)	1,410	131,638

McKesson Corp.	6,149	650,687

Quest Diagnostics, Inc.	2,146	120,884

UnitedHealth Group, Inc.	24,948	1,495,134

		5,682,266
Hotels, restaurants, and leisure (1.9%)

Krispy Kreme Doughnuts, Inc.(NON)	4,196	57,317

McDonald's Corp.	18,387	1,878,048

Norwegian Cruise Line Holdings, Ltd.(NON)	7,858	243,677

Penn National Gaming, Inc.(NON)	8,711	510,029

Starbucks Corp.	12,928	786,540

Wyndham Worldwide Corp.	14,368	863,229

		4,338,840
Household durables (0.4%)

M.D.C. Holdings, Inc.	6,297	236,767

M/I Homes, Inc.(NON)(S)	8,482	208,657

PulteGroup, Inc.(NON)	15,883	333,384

Taylor Morrison Home Corp. Class A(NON)	9,864	254,294

		1,033,102
Household products (1.0%)

Procter & Gamble Co. (The)	29,082	2,232,625

		2,232,625
Independent power producers and energy traders (0.5%)

Calpine Corp.(NON)	23,006	499,920

NRG Energy, Inc.(S)	20,004	557,511

		1,057,431
Insurance (3.3%)

Allstate Corp. (The)	14,438	711,216

American International Group, Inc.(NON)	30,250	1,252,955

Assured Guaranty, Ltd.	6,123	126,317

Berkshire Hathaway, Inc. Class B(NON)	14,485	1,540,045

Chubb Corp. (The)	4,296	378,349

Genworth Financial, Inc. Class A(NON)	20,413	204,742

Hartford Financial Services Group, Inc. (The)	17,181	482,614

Lincoln National Corp.(S)	10,601	360,540

Marsh & McLennan Cos., Inc.	18,521	703,983

MetLife, Inc.	31,041	1,210,289

Travelers Cos., Inc. (The)	6,250	533,813

		7,504,863
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)	7,293	1,851,036

HomeAway, Inc.(NON)(S)	11,987	366,203

Priceline.com, Inc.(NON)	1,593	1,108,712

		3,325,951
Internet software and services (3.0%)

eBay, Inc.(NON)	30,402	1,592,761

Facebook, Inc. Class A(NON)	14,325	397,662

Google, Inc. Class A(NON)	4,784	3,944,743

Yahoo!, Inc.(NON)	34,314	848,585

		6,783,751
IT Services (2.9%)

Accenture PLC Class A(S)	4,463	363,467

Alliance Data Systems Corp.(NON)(S)	902	154,937

Cognizant Technology Solutions Corp.(NON)	7,111	460,793

Computer Sciences Corp.(S)	15,916	745,665

Fidelity National Information Services, Inc.	19,403	815,896

IBM Corp.	8,228	1,666,499

MasterCard, Inc. Class A	567	313,511

Visa, Inc. Class A(S)	12,890	2,171,449

		6,692,217
Leisure equipment and products (0.3%)

Hasbro, Inc.(S)	14,727	697,618

		697,618
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	8,941	370,515

Thermo Fisher Scientific, Inc.	9,720	784,210

		1,154,725
Machinery (0.5%)

Joy Global, Inc.(S)	6,581	371,958

Pall Corp.	1,279	85,322

Parker Hannifin Corp.	2,116	187,414

Stanley Black & Decker, Inc.	6,237	466,590

Xylem, Inc.	2,503	69,458

		1,180,742
Media (4.2%)

CBS Corp. Class B	23,850	1,091,853

Comcast Corp. Class A	50,341	2,079,083

DIRECTV(NON)	1,309	74,037

DISH Network Corp. Class A	23,649	926,804

Liberty Global, Inc. Ser. C(NON)	9,172	620,486

News Corp. Class A	32,193	997,017

Time Warner, Inc.	27,497	1,643,771

Viacom, Inc. Class B	13,123	839,741

Walt Disney Co. (The)	19,821	1,245,552

		9,518,344
Metals and mining (0.5%)

Allegheny Technologies, Inc.	1,901	51,289

Barrick Gold Corp. (Canada)	4,361	85,955

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	20,875	635,226

Newmont Mining Corp.	1,433	46,429

Nucor Corp.(S)	8,555	373,169

Xstrata PLC (United Kingdom)	3,672	54,980

		1,247,048
Multi-utilities (1.0%)

Ameren Corp.	12,770	462,913

CMS Energy Corp.(S)	12,703	380,328

Dominion Resources, Inc.	8,009	493,995

PG&E Corp.	10,353	501,499

Sempra Energy	5,085	421,292

		2,260,027
Multiline retail (1.5%)

Dollar General Corp.(NON)	16,821	876,206

Macy's, Inc.	23,531	1,049,483

Nordstrom, Inc.(S)	9,674	547,452

Target Corp.	12,615	890,114

		3,363,255
Oil, gas, and consumable fuels (7.8%)

Anadarko Petroleum Corp.	17,724	1,502,286

Cabot Oil & Gas Corp.	7,677	522,420

Chevron Corp.	24,838	3,030,484

CONSOL Energy, Inc.	4,736	159,319

Exxon Mobil Corp.	46,629	4,149,515

Marathon Oil Corp.	42,849	1,399,877

Noble Energy, Inc.	7,464	845,597

Occidental Petroleum Corp.	5,164	460,939

PBF Energy, Inc.	4,800	146,160

Pioneer Natural Resources Co.	4,351	531,823

QEP Resources, Inc.	29,251	839,796

Royal Dutch Shell PLC ADR (United Kingdom)	22,492	1,528,781

Southwestern Energy Co.(NON)	25,511	954,622

Suncor Energy, Inc. (Canada)	53,137	1,655,218

Western Refining, Inc.	2,900	89,639

		17,816,476
Paper and forest products (0.3%)

International Paper Co.	16,720	785,506

		785,506
Personal products (0.1%)

Herbalife, Ltd.(S)	8,143	323,359

		323,359
Pharmaceuticals (6.0%)

AbbVie, Inc.	43,468	2,001,701

Actavis, Inc.(NON)	9,884	1,045,035

Auxilium Pharmaceuticals, Inc.(NON)	33,576	501,290

Bristol-Myers Squibb Co.	10,850	430,962

Eli Lilly & Co.	30,370	1,681,891

Johnson & Johnson	40,467	3,449,002

Merck & Co., Inc.	35,329	1,660,463

Pfizer, Inc.	100,313	2,916,099

Zoetis Inc.(NON)	3,014	99,522

		13,785,965
Professional services (0.1%)

Verisk Analytics, Inc. Class A(NON)	3,772	231,186

		231,186
Real estate investment trusts (REITs) (2.5%)

American Tower Corp. Class A(R)	16,008	1,344,512

AvalonBay Communities, Inc.(R)	2,125	282,710

Boston Properties, LP(R)	2,461	269,307

Equity Residential Trust(R)	5,940	344,876

Health Care REIT, Inc.(R)(S)	6,970	522,541

Host Hotels & Resorts, Inc.(R)	11,798	215,549

Kimco Realty Corp.(R)(S)	6,644	157,994

Plum Creek Timber Co., Inc.(R)	2,650	136,581

Prologis, Inc.(R)	7,548	316,639

Public Storage(R)	2,355	388,575

Simon Property Group, Inc.(R)	4,959	883,049

Ventas, Inc.(R)	7,429	591,571

Vornado Realty Trust(R)	2,765	242,103

		5,696,007
Real estate management and development (—%)

CBRE Group, Inc. Class A(NON)	4,938	119,598

		119,598
Semiconductors and semiconductor equipment (2.1%)

Altera Corp.	5,213	166,868

ASML Holding NV ADR (Netherlands)(S)	8,301	617,345

Intel Corp.	56,202	1,346,038

Lam Research Corp.(NON)	18,748	866,533

Micron Technology, Inc.(NON)(S)	41,870	394,415

Texas Instruments, Inc.(S)	11,607	420,289

Xilinx, Inc.	25,265	957,796

		4,769,284
Software (2.4%)

Adobe Systems, Inc.(NON)	21,455	967,191

Microsoft Corp.	21,674	717,409

Oracle Corp.	17,987	589,614

Red Hat, Inc.(NON)	28,086	1,346,162

Salesforce.com, Inc.(NON)	3,832	157,534

SAP AG (Germany)	15,149	1,203,833

Symantec Corp.(NON)	20,068	487,652

		5,469,395
Specialty retail (1.7%)

AutoZone, Inc.(NON)(S)	1,198	490,090

Bed Bath & Beyond, Inc.(NON)	17,897	1,231,314

Best Buy Co., Inc.(S)	5,925	153,991

CarMax, Inc.(NON)	4,037	185,863

Lowe's Cos., Inc.	13,443	516,480

Staples, Inc.(S)	12,141	160,747

TJX Cos., Inc. (The)	25,348	1,236,222

		3,974,707
Textiles, apparel, and luxury goods (0.4%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	9,102	518,268

NIKE, Inc. Class B	6,665	423,894

		942,162
Tobacco (3.2%)

Altria Group, Inc.	62,628	2,286,548

Lorillard, Inc.(S)	3,492	149,772

Philip Morris International, Inc.	50,601	4,836,950

		7,273,270
Trading companies and distributors (0.1%)

Rexel SA (France)	8,871	195,240

		195,240
Water utilities (0.1%)

American Water Works Co., Inc.	3,752	157,134

		157,134
Wireless telecommunication services (0.2%)

Sprint Nextel Corp.(NON)	77,337	545,226

		545,226

Total common stocks (cost $199,637,978)		$226,519,800

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	6,584	$389,378

Total convertible preferred stocks (cost $329,200)		$389,378

SHORT-TERM INVESTMENTS (6.8%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014	$160,000	$159,892

Putnam Short Term Investment Fund 0.04%(AFF)	2,264,241	2,264,241

Putnam Cash Collateral Pool, LLC 0.18%(d)	13,131,225	13,131,225

Total short-term investments (cost $15,555,319)		$15,555,358

TOTAL INVESTMENTS

Total investments (cost $215,522,497)(b)		$242,464,536

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $1,849,672) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/19/13	$1,873,673	$1,849,672	$(24,001)

Total						$(24,001)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $228,873,146.
(b)	The aggregate identified cost on a tax basis is $216,565,254, resulting in gross unrealized appreciation and depreciation of $30,294,753 and $4,395,471, respectively, or net unrealized depreciation of $25,899,282.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,337,767	$21,711,896	$26,049,663	$3,214	$—
	Putnam Short Term Investment Fund *	—	11,467,911	9,203,670	723	2,264,241
	Totals	$4,337,767	$33,179,807	$35,253,333	$3,937	$2,264,241
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,895,577.
The fund received cash collateral of $13,131,225, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $157,040 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,001 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$29,856,633	$—	$—
Consumer staples	22,933,853	—	—
Energy	23,742,927	819,106	—
Financials	36,684,845	—	—
Health care	29,717,163	—	—
Industrials	20,533,041	614,894	—
Information technology	38,065,157	1,203,833	—
Materials	7,845,818	197,941	—
Telecommunication services	6,401,144	—	—
Utilities	7,903,445	—	—
Total common stocks	223,684,026	2,835,774	—
Convertible preferred stocks	389,378	—	—
Short-term investments	2,264,241	13,291,117	—

Totals by level	$226,337,645	$16,126,891	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(24,001)	$—

Totals by level	$—	$(24,001)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	—	$24,001

Total	$—	$24,001

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$1,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013